Goodwill - Schedule of Goodwill Allocated (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Goodwill	$ 1,673.8	$ 1,651.8
Cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill	1,673.8	1,651.8
Cash-generating units | Canada
Disclosure of information for cash-generating units [line items]
Goodwill	359.5	358.2
Cash-generating units | United States
Disclosure of information for cash-generating units [line items]
Goodwill	963.1	956.0
Cash-generating units | Global
Disclosure of information for cash-generating units [line items]
Goodwill	$ 351.2	$ 337.6